CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	R$ 1,441	R$ 825
Marketable securities	1,745	1,724
Receivables from customers	4,769	4,430
Concession financial assets	1,055	1,505
Concession contract assets	728	600
Recoverable taxes	1,917	1,969
Income tax and social contribution tax credits	775	699
Dividends receivables	146	335
Public lighting contribution	207	233
Receivable related to tariff subsidies	97	291
Other assets	585	338
TOTAL CURRENT	13,465	12,949
NON-CURRENT
Marketable securities	134	354
Receivables from customers	43	52
Recoverable taxes	1,358	1,997
Income tax and social contribution tax recoverable	173	315
Deferred income tax and social contribution tax	3,120	2,465
Escrow deposits	1,207	1,155
Derivative financial instruments - Swap	703	1,219
Accounts receivable from the State of Minas Gerais	13	13
Concession financial assets	4,938	4,969
Concession contract assets	5,976	5,780
Investments - Equity method	5,107	5,106
Property, plant and equipment	2,410	2,419
Intangible assets	14,621	12,953
Leasing - right-of-use assets	329	226
Other assets	74	74
TOTAL NON-CURRENT	40,206	39,097
TOTAL ASSETS	53,671	52,046
CURRENT
Suppliers	2,832	2,683
Regulatory charges payable	510	611
Profit sharing	105	137
Taxes payable	885	528
Income tax and social contribution	240	190
Interest on equity and dividends payable	1,863	1,910
Loans and debentures	955	1,465
Payroll and related charges	260	225
Public lighting contribution	312	357
Accounts payable related to energy generated by residential consumers	455	236
Post-employment obligations	388	347
Sector financial liabilities		51
PIS/Pasep and Cofins taxes to be refunded to customers	1,155	704
Derivative financial instruments - Swaps	91	6
Put options SAAG	672	636
Leasing liabilities	57	62
Other liabilities	423	540
TOTAL CURRENT	11,203	10,688
NON-CURRENT
Regulatory charges	65	205
Loans and debentures	9,626	9,899
Taxes payable	370	342
Deferred income tax and social contribution	932	962
Provisions	2,029	1,889
Post-employment obligations	5,304	5,858
PIS/Pasep and Cofins taxes to be refunded to customers	1,808	2,319
Leasing liabilities	297	182
Other liabilities	253	240
TOTAL NON-CURRENT	20,684	21,896
TOTAL LIABILITIES	31,887	32,584
EQUITY
Share capital	11,007	8,467
Capital reserves	2,250	2,250
Profit reserves	10,395	10,948
Equity valuation adjustments	(1,874)	(2,208)
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	21,778	19,457
NON-CONTROLLING INTERESTS	6	5
TOTAL EQUITY	21,784	19,462
TOTAL LIABILITIES AND EQUITY	R$ 53,671	R$ 52,046